INCOME TAXES - OPERATING LOSS CARRYFORWARDS (DETAILS) (USD $)	1 Months Ended					12 Months Ended														1 Months Ended	12 Months Ended														1 Months Ended	12 Months Ended
	Jul. 31, 2006	Dec. 31, 2011	Dec. 31, 2010	Jan. 20, 2009	Jan. 02, 2009	Dec. 31, 2011 Carryforward Expiration 2013 [Member]		Dec. 31, 2011 Carryforward Expiration 2014 [Member]	Dec. 31, 2011 Carryforward Expiration 2016 [Member]	Dec. 31, 2011 Carryforward Expiration 2018 [Member]	Dec. 31, 2011 Carryforward Expiration 2021 [Member]	Dec. 31, 2011 Carryforward Expiration 2022 [Member]	Dec. 31, 2011 Carryforward Expiration 2023 [Member]	Dec. 31, 2011 Carryforward Expiration 2024 [Member]	Dec. 31, 2011 Carryforward Expiration 2025 [Member]	Dec. 31, 2011 Carryforward Expiration 2027 [Member]	Dec. 31, 2011 Carryforward Expiration 2028 [Member]	Dec. 31, 2011 Carryforward Expiration 2029 [Member]	Dec. 31, 2011 Internal Revenue Service (IRS) [Member]	Jul. 31, 2006 Non Life Insurance Companies [Member]	Dec. 31, 2011 Non Life Insurance Companies [Member]	Dec. 31, 2011 Non Life Insurance Companies [Member] Carryforward Expiration 2013 [Member]	Dec. 31, 2011 Non Life Insurance Companies [Member] Carryforward Expiration 2014 [Member]	Dec. 31, 2011 Non Life Insurance Companies [Member] Carryforward Expiration 2016 [Member]	Dec. 31, 2011 Non Life Insurance Companies [Member] Carryforward Expiration 2018 [Member]	Dec. 31, 2011 Non Life Insurance Companies [Member] Carryforward Expiration 2021 [Member]	Dec. 31, 2011 Non Life Insurance Companies [Member] Carryforward Expiration 2022 [Member]	Dec. 31, 2011 Non Life Insurance Companies [Member] Carryforward Expiration 2023 [Member]		Dec. 31, 2011 Non Life Insurance Companies [Member] Carryforward Expiration 2024 [Member]	Dec. 31, 2011 Non Life Insurance Companies [Member] Carryforward Expiration 2025 [Member]	Dec. 31, 2011 Non Life Insurance Companies [Member] Carryforward Expiration 2027 [Member]	Dec. 31, 2011 Non Life Insurance Companies [Member] Carryforward Expiration 2028 [Member]	Dec. 31, 2011 Non Life Insurance Companies [Member] Carryforward Expiration 2029 [Member]	Jul. 31, 2006 Life Insurance Companies [Member]	Dec. 31, 2011 Life Insurance Companies [Member]	Dec. 31, 2011 Life Insurance Companies [Member] Carryforward Expiration 2013 [Member]	Dec. 31, 2011 Life Insurance Companies [Member] Carryforward Expiration 2014 [Member]	Dec. 31, 2011 Life Insurance Companies [Member] Carryforward Expiration 2016 [Member]	Dec. 31, 2011 Life Insurance Companies [Member] Carryforward Expiration 2018 [Member]		Dec. 31, 2011 Life Insurance Companies [Member] Carryforward Expiration 2021 [Member]	Dec. 31, 2011 Life Insurance Companies [Member] Carryforward Expiration 2022 [Member]	Dec. 31, 2011 Life Insurance Companies [Member] Carryforward Expiration 2023 [Member]		Dec. 31, 2011 Life Insurance Companies [Member] Carryforward Expiration 2024 [Member]	Dec. 31, 2011 Life Insurance Companies [Member] Carryforward Expiration 2025 [Member]	Dec. 31, 2011 Life Insurance Companies [Member] Carryforward Expiration 2027 [Member]	Dec. 31, 2011 Life Insurance Companies [Member] Carryforward Expiration 2028 [Member]	Dec. 31, 2011 Life Insurance Companies [Member] Carryforward Expiration 2029 [Member]
Operating Loss Carryforwards [Line Items]
Deferred Tax Assets, Tax Loss Carryforwards, Subject to Expiration, Net of Valuation Allowance		$ 866,000,000
Assumed Growth Rate For the Next Five Years, Included in Deferred Tax Valuation Analysis		5.00%
Operating loss carryforwards, expiration dates										2018	2021	2022	2023	2024	2025	2027	2028	2029
Operating loss carryforwards																			4,100,000,000		2,463,300,000	0	0	0	0	0	0	1,975,200,000	[1]	3,200,000	118,800,000	216,800,000	500,000	148,800,000		1,665,900,000	0	0	0	1,432,200,000	[1]	29,600,000	204,100,000	0	[2]	0	0	0	0	0
Other Tax Carryforward, Gross Amount		977,900,000				940,300,000	[2]	28,700,000	8,900,000	0	0	0	0	0	0	0	0	0
Total loss carryforwards		5,107,100,000				940,300,000		28,700,000	8,900,000	1,432,200,000	29,600,000	204,100,000	1,975,200,000	3,200,000	118,800,000	216,800,000	500,000	148,800,000
Other Tax Carryforward, Expiration Dates						2013		2014	2016
Expiration Period, Net Operating Loss																					20 years															15 years
Net operating loss carryforward to be reclassified as non life net operating loss carryforwards		631,000,000
Net state operating loss carryforwards		16,800,000	17,800,000
Ownership Change Threshold Restricting Nol Useage		50.00%
Percentage of Stockholders Related to Section 382 Rights Agreement					5.00%
Ownership Percentage Threshold Relating To Section 382 Rights Agreement				4.99%
Amount of tax losses on investment in Conseco Finance Group																				3,800,000,000															2,100,000,000
Cancellation of Debt Income Realized	2,500,000,000
Operating Loss Carryforwards, Related to Deductions for Stock Options and Restricted Stock		2,800,000
Valuation Allowance, Deferred Tax Asset, Change in Amount Due to Cancellation of Debt Income Issue																					$ 140,000,000

[1]	The allocation of the NOLs summarized above assumes the IRS does not take an adverse position in the future regarding the tax position we plan to take in our tax returns with respect to the allocation of CODI. If the IRS disagrees with the tax position we plan to take with respect to the allocation of CODI, and their position prevails, approximately $631 million of the NOLs expiring in 2018 would be characterized as non-life NOLs.
[2]	Capital loss carryforwards expiring in 2013 include a $742 million loss on our investment in Senior Health which was worthless when it was transferred to the Independent Trust in 2008. Due to uncertainties in the Code, we have reflected this loss as an ordinary loss in our tax return. If classifying this loss as ordinary is ultimately determined to be correct, capital loss carryforwards expiring in 2013 would decrease and life net operating loss carryforwards expiring in 2023 would increase by $742 million.